Long-Term Debt - Long-Term Debt and Capital Lease Obligations (Parenthetical) (Detail)	12 Months Ended
Feb. 23, 2013
Minimum [Member]
Debt Instrument [Line Items]
Effective interest rate	8.39%
Maximum [Member]
Debt Instrument [Line Items]
Effective interest rate	8.58%
8.00% Notes due May 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
8.00% Secured Term Loan Facility due August 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	8.00%
7.50% Notes due November 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	7.50%
2.21% to 4.25% Revolving ABL Credit Facility due August 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Minimum	2.21%
Debt Instrument, Interest Rate, Maximum	4.25%
1.65% to 4.75% Revolving Credit Facility and Variable Rate Notes due April 2015 - April 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Minimum	1.65%
Debt Instrument, Interest Rate, Maximum	4.75%
7.50% Notes due May 2012 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	7.50%